Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Lument Finance Trust, Inc. (the “Company”)

Wells Fargo Securities, LLC

J.P. Morgan Securities LLC

(together, the “Specified Parties”)

Re: LFT CRE 2021-FL1, Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “LFT 2021-FL1 Data Tape - 5.16.2021.xlsx” provided to us on May 17, 2021 (the “Data File”) containing information on 48 collateral interests (the “Collateral Interests”) and 53 related mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral for LFT CRE 2021-FL1, Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

●	The term “materiality threshold” means that amounts and percentages were within $1.00 and 0.1%, respectively.

●	The term “Cut-off Date” means the payment date in May 2021, as provided by the Company.
●	The term “Compared Attributes” means the list of attributes in the Data File which were selected by the Company for us to perform procedures upon and are listed in the Attributes column of Attachment A.

●	The term “Loan Files” means the copies of source documents made available by the Company and listed in Source Document(s) column of Attachment A.

●	The term “Recomputed Attributes” means the list of attributes in the Data File which were selected by the Company for us to perform recomputation procedures upon and are listed in the Attributes column of Attachment B.
●	The term “Calculation Methodology” means the calculation methodology listed in the Calculation Methodology column of Attachment B for each of the Recomputed Attributes provided by the Company.
●	The term “Assumed LIBOR” means the LIBOR rate of 0.110% which we were instructed to use by the Company where applicable in the Calculation Methodology.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

●	The term “Provided Information” means the Data File, Loan Files, Calculation Methodology, Assumed LIBOR and Instructions.

A.	We were instructed by the Company to perform the procedures described below for the Compared Attributes and Recomputed Attributes identified by the Company in the Data File. We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the Provided Information, materiality thresholds, and information provided to us by the Company, without verification or evaluation of such materiality thresholds, and Provided Information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the Provided Information, materiality thresholds or information provided to us by the Company, (ii) the physical existence of the Collateral Interests and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
May 17, 2021

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
Property County	Appraisal
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Property Type	Appraisal
Specific Property Type	Appraisal
No of Units	Certified Rent Roll/Underwritten Rent Roll/Appraisal
Unit of Measure	Certified Rent Roll/Underwritten Rent Roll/Appraisal
Occupancy %	Certified Rent Roll/Underwritten Rent Roll
Occupancy Source Date	Certified Rent Roll/Underwritten Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement/Sale Purchase Agreement
Assumed Loan (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Borrower Name	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Principals (Individuals)	Loan Agreement/Promissory Note/Guaranty Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Organization Chart

A-1

Attribute	Source Document(s)
Related Borrower (Y/N)	Loan Agreement/Promissory Note/Guaranty Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Note Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
First Payment Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Commitment Original Balance ($)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Initial Funded Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Future Funding Trigger / Requirements	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Servicing Tape
Mortgage Asset Cut-off Date Balance ($)	Servicing Tape
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Extension Options	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Extension Options Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
A-2

Attribute	Source Document(s)
First Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
First Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
First Extension Floor	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
First Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
First Extension Test	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Floor	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Test	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
A-3

Attribute	Source Document(s)
Third Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Third Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Third Extension Floor	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Third Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Third Extension Test	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fully Extended Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Rate Type	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Index for Floating Rate	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Fully Funded Mortgage Loan Margin %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rounding Factor (4)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
A-4

Attribute	Source Document(s)
Time of Rounding (Before Spread, After Spread)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rounding Direction	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Lookback Period	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Mortgage Rate Floor	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Mortgage Rate Cap	Rate Cap Agreement/Rate Cap Confirmation/Loan Agreement/Mezzanine Loan Agreement
LIBOR Cap Provider	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Screenshot
LIBOR Floor %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
LIBOR Cap Strike Price %	Rate Cap Agreement/Rate Cap Confirmation/Loan Agreement/Mezzanine Loan Agreement
Interest Accrual Basis	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Interest Rate Change	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Interest Rate Change Amount	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
A-5

Attribute	Source Document(s)
Interest Rate Change Trigger	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Grace Period Default (Days)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Grace Period Late (Days)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Grace Period Balloon (Days)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Original Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Remaining Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Type During Initial Term	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Type During Extensions	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
A-6

Attribute	Source Document(s)
Amortization Type	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
IO Number of Months	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amort Number of Months	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
Stabilized Appraised Value	Appraisal
Appraisal Anticipated Stabilization Date	Appraisal
USPAP Appraisal (Y/N)	Appraisal
FIRREA Appraisal (Y/N)	Appraisal
Third Most Recent As Of Date	Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Underwritten Cash Flow Statement
Second Most Recent As Of Date	Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Underwritten Cash Flow Statement
Most Recent As Of Date	Underwritten Cash Flow Statement
Most Recent Actual Revenues	Underwritten Cash Flow Statement
A-7

Attribute	Source Document(s)
Most Recent Actual Expenses	Underwritten Cash Flow Statement
Most Recent Actual NOI	Underwritten Cash Flow Statement
Most Recent Actual NCF	Underwritten Cash Flow Statement
Initial Underwritten Occupancy %	Underwritten Cash Flow Statement
Initial Underwritten Revenues	Underwritten Cash Flow Statement
Initial Underwritten Expenses	Underwritten Cash Flow Statement
Initial Underwritten NOI	Underwritten Cash Flow Statement
Initial Underwritten Reserves	Underwritten Cash Flow Statement
Initial Underwritten NCF	Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Underwritten Cash Flow Statement
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement/Loan Agreement
Recourse Provisions	Guaranty Agreement/Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement/Loan Agreement
A-8

Attribute	Source Document(s)
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease/Estoppel
Ground Lease Initial Expiration Date	Ground Lease/Estoppel
Ground Lease Extension (Y/N)	Ground Lease/Estoppel
# of Ground Lease Extension Options	Ground Lease/Estoppel
Ground Lease Expiration Date with Extension	Ground Lease/Estoppel
Type of Lockbox	Loan Agreement/Promissory Note/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Cash Management (Springing/In-place)	Loan Agreement/Promissory Note/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Cash Management Agreement/Tenant Direction Letter
Cash Management Trigger Events	Loan Agreement/Promissory Note/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Cash Management Agreement/Tenant Direction Letter
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Settlement Statement/Servicing Tape
Environmental Escrow (Cut-off Date)	Settlement Statement/Servicing Tape
Tax Escrow (Cut-off Date)	Settlement Statement/Servicing Tape
Tax Escrow (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape
Springing Tax Escrow Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Insurance Escrow (Cut-off Date)	Settlement Statement/Servicing Tape
Insurance Escrow (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape
A-9

Attribute	Source Document(s)
Springing Insurance Escrow Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Replacement Reserve (Cut-off Date)	Settlement Statement/Servicing Tape
Replacement Reserve (Monthly)	Loan Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape
Springing Replacement Reserve Description	Loan Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
TI/LC Reserve (Cut-off Date)	Settlement Statement/Servicing Tape
Monthly TI/LC Reserve ($)	Loan Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape
Springing TI/LC Reserve Description	Loan Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Initial Capital Improvement Reserve	Loan Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape
Cut-off Capital Improvement Reserve	Settlement Statement/Servicing Tape
Capital Improvement Reserve (Monthly)	Loan Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape
Cut-off Other Reserve 1 ($)	Settlement Statement/Servicing Tape
Other Escrow 1 (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Other (Springing) Escrow Reserve 1 Description (1)	Loan Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape
A-10

Attribute	Source Document(s)
Cut-off Other Reserve 2 ($)	Settlement Statement/Servicing Tape
Other Escrow 2 (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Other (Springing) Escrow Reserve 2 Description (1)	Loan Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape
Cut-off Other Reserve 3 ($)	Settlement Statement/Servicing Tape
Other Escrow 3 (Monthly)	Loan Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape
Other (Springing) Escrow Reserve 3 Description (1)	Loan Agreement/Deed of Trust/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report
Environmental Report Date (Phase II)	Environmental Report
Environmental Insurance (Y/N)	Insurance Binder
Seismic Report Date	Seismic Report/Engineering Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement/Loan Agreement
TIC (Y/N)	Loan Agreement/TIC Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Max Number of TICs	Loan Agreement/TIC Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
A-11

Attribute	Source Document(s)
Single Purpose Borrower (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Independent Director (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Non Consolidation Opinion
DST (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
IDOT (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant SqFt	Underwritten Rent Roll Statement
Largest Tenant Exp Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant SqFt	Underwritten Rent Roll Statement
2nd Largest Tenant Exp Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant SqFt	Underwritten Rent Roll Statement
3rd Largest Tenant Exp Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Sqft	Underwritten Rent Roll Statement
4th Largest Tenant Exp Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Sqft	Underwritten Rent Roll Statement
5th Largest Tenant Exp Date	Underwritten Rent Roll Statement
Senior Debt Amount	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan
A-12

Attribute	Source Document(s)
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Senior Debt Holder	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rate	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Floor	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Maturity	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amort	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
In-place Senior Debt Service	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
As Stabilized Senior Debt Service	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Loan Agreement/Mezzanine Loan Agreement/Subordinate Debt Loan Agreement/Servicing Tape
Permitted Future Debt (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Type	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
A-13

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Mortgage Loan Rate %
Annual Debt Service Payment (P&I)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Mortgage Loan Rate %
Annual Debt Service Payment (Cap)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Rate Cap
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Funded Companion Participation Cut-Off Date Balance	Mortgage Loan Cut-off Date Balance ($) minus Mortgage Asset Cut-off Date Balance ($)
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all loans related to the Collateral Interests
Mortgage Loan Balloon Payment ($)	Set to equal Commitment Original Balance ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between the Initial Maturity Date or Anticipated Repayment Date and Cut-off Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between the First Payment Date and Cut-off Date
B-1

ATTACHMENT B

Attribute	Calculation Methodology
First Extension Fee ($)	First Extension Fee % multiplied by Commitment Original Balance ($)
Second Extension Fee ($)	Second Extension Fee % multiplied by Commitment Original Balance ($)
Third Extension Fee ($)	Third Extension Fee % multiplied by Commitment Original Balance ($)
Fully Extended Loan Term (Original)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) Mortgage Rate Floor and (ii) Mortgage Rate Cap
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance divided by As- Is Appraised Value
Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Mortgage Loan Cut-off Date Balance divided by As- Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Initial Underwritten NOI DSCR	Initial Underwritten NOI divided by Annual Debt Service Payment (IO)
B-2

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Initial Underwritten NCF DSCR	Initial Underwritten NCF divided by Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Initial Underwritten NOI Debt Yield	Initial Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Initial Underwritten NCF Debt Yield	Initial Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balloon Payment ($)
Cut-off Date Total Debt Balance	Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
B-3

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Total Debt Ann Debt Service ($)	Annual Debt Service Payment (IO) plus the product of i) Cut-off Date Subordinate Debt/Mezz Loan Bal ($), ii) Subordinate Debt Type Interest Rate, and iii) Interest Accrual Basis
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
B-4

ATTACHMENT C

INSTRUCTIONS

1.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared Attribute(s) or Recomputed Attribute(s):

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Village Green Apartments	Seismic Report Date; Seismic PML %; Seismic Insurance Obtained if PML >= 20% (Y/N)	Provided by Company
San Antonio Lynd Portfolio; Auburn Creek; Fairways 5	Commitment Original Balance ($); Initial Funded Amount ($); Future Funding Trigger / Requirements	Provided by Company
River Lofts	LIBOR Cap Provider; LIBOR Cap Provider Rating; LIBOR Cap Strike Price %	Provided by Company
Whitestone Crossing; Glen Arbor	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield; Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield; Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR; Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR; Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield; Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Provided by Company
Sunny Brook Apartments	Loan Purpose (Acquisition, Refinance, DPO)	Provided by Company
Crystal Peaks Self Storage	Mortgage Loan Cut-off Date Balance ($); Mortgage Asset Cut-off Date Balance ($)	Provided by Company
Winchester Lakes Apartments	Initial Maturity Date or Anticipated Repayment Date	Provided by Company

C-1